Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000115425 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000115425 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000115425 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000115425 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000115425 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115425 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000115425 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000115425 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000115425 | 92913M732 | Voya Securitized Credit Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115425 | 46434V449 | iShares MSCI International Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115425 | Fixed Income - Other92189F353
Holdings [Line Items]
Percent of Total Investments	52.30%
C000115425 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	9.00%
C000115425 | Fixed Income - Other24932154
Holdings [Line Items]
Percent of Total Investments	38.70%
C000115425 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115425 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000115425 | Equity
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000115425 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000056130 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000056130 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000056130 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000056130 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000056130 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000056130 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056130 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056130 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000056130 | 92913M732 | Voya Securitized Credit Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056130 | 46434V449 | iShares MSCI International Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000056130 | Fixed Income - Other92189F353
Holdings [Line Items]
Percent of Total Investments	52.30%
C000056130 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	9.00%
C000056130 | Fixed Income - Other24932154
Holdings [Line Items]
Percent of Total Investments	38.70%
C000056130 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056130 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000056130 | Equity
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000056130 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000084926 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000084926 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000084926 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000084926 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000084926 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000084926 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000084926 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000084926 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084926 | 92913M732 | Voya Securitized Credit Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084926 | 46434V449 | iShares MSCI International Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000084926 | Fixed Income - Other92189F353
Holdings [Line Items]
Percent of Total Investments	52.30%
C000084926 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	9.00%
C000084926 | Fixed Income - Other24932154
Holdings [Line Items]
Percent of Total Investments	38.70%
C000084926 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000084926 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000084926 | Equity
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000084926 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000056131 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000056131 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000056131 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000056131 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000056131 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000056131 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056131 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056131 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000056131 | 92913M732 | Voya Securitized Credit Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056131 | 46434V449 | iShares MSCI International Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000056131 | Fixed Income - Other92189F353
Holdings [Line Items]
Percent of Total Investments	52.30%
C000056131 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	9.00%
C000056131 | Fixed Income - Other24932154
Holdings [Line Items]
Percent of Total Investments	38.70%
C000056131 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056131 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000056131 | Equity
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000056131 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000056132 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000056132 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000056132 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000056132 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000056132 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000056132 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056132 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056132 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000056132 | 92913M732 | Voya Securitized Credit Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056132 | 46434V449 | iShares MSCI International Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000056132 | Fixed Income - Other92189F353
Holdings [Line Items]
Percent of Total Investments	52.30%
C000056132 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	9.00%
C000056132 | Fixed Income - Other24932154
Holdings [Line Items]
Percent of Total Investments	38.70%
C000056132 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056132 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000056132 | Equity
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000056132 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000115426 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000115426 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000115426 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000115426 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000115426 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115426 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000115426 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000115426 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000115426 | 92913M732 | Voya Securitized Credit Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115426 | 46434V449 | iShares MSCI International Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115426 | Fixed Income - Other92189F353
Holdings [Line Items]
Percent of Total Investments	52.30%
C000115426 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	9.00%
C000115426 | Fixed Income - Other24932154
Holdings [Line Items]
Percent of Total Investments	38.70%
C000115426 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115426 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000115426 | Equity
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000115426 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000214244 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000214244 | 09260B630 | BlackRock High Yield Portfolio Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000214244 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000214244 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000214244 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000214244 | 742935489 | Osterweis Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000214244 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000214244 | 46434V407 | iShares 0-5 Year High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214244 | 78468R408 | SPDR Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214244 | 74440Y801 | PGIM High Yield Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000214244 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	9.50%
C000214244 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000214244 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000214244 | Fixed Income - Other09661T800
Holdings [Line Items]
Percent of Total Investments	54.20%
C000214244 | Fixed Income - Other74442J307
Holdings [Line Items]
Percent of Total Investments	36.30%
C000214245 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000214245 | 09260B630 | BlackRock High Yield Portfolio Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000214245 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000214245 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000214245 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000214245 | 742935489 | Osterweis Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000214245 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000214245 | 46434V407 | iShares 0-5 Year High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214245 | 78468R408 | SPDR Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214245 | 74440Y801 | PGIM High Yield Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000214245 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	9.50%
C000214245 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000214245 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000214245 | Fixed Income - Other09661T800
Holdings [Line Items]
Percent of Total Investments	54.20%
C000214245 | Fixed Income - Other74442J307
Holdings [Line Items]
Percent of Total Investments	36.30%
C000214243 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000214243 | 09260B630 | BlackRock High Yield Portfolio Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000214243 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000214243 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000214243 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000214243 | 742935489 | Osterweis Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000214243 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000214243 | 46434V407 | iShares 0-5 Year High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214243 | 78468R408 | SPDR Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214243 | 74440Y801 | PGIM High Yield Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000214243 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	9.50%
C000214243 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000214243 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000214243 | Fixed Income - Other09661T800
Holdings [Line Items]
Percent of Total Investments	54.20%
C000214243 | Fixed Income - Other74442J307
Holdings [Line Items]
Percent of Total Investments	36.30%
C000214242 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000214242 | 09260B630 | BlackRock High Yield Portfolio Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000214242 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000214242 | 464288513 | iShares iBoxx $ High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000214242 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000214242 | 742935489 | Osterweis Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000214242 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000214242 | 46434V407 | iShares 0-5 Year High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214242 | 78468R408 | SPDR Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214242 | 74440Y801 | PGIM High Yield Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000214242 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	9.50%
C000214242 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000214242 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000214242 | Fixed Income - Other09661T800
Holdings [Line Items]
Percent of Total Investments	54.20%
C000214242 | Fixed Income - Other74442J307
Holdings [Line Items]
Percent of Total Investments	36.30%
C000245140 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000245140 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000245140 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000245140 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000245140 | 025072802 | Avantis International Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245140 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000245140 | 25434V781 | Dimensional International Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000245140 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000245140 | 25434V807 | Dimensional International Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000245140 | 464288760 | iShares U.S. Aerospace & Defense ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245140 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.50%
C000245140 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000245140 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000245140 | Equities025072802
Holdings [Line Items]
Percent of Total Investments	92.70%
C000245140 | Equities14064D782
Holdings [Line Items]
Percent of Total Investments	4.80%
C000245137 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000245137 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000245137 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000245137 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000245137 | 025072802 | Avantis International Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245137 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000245137 | 25434V781 | Dimensional International Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000245137 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000245137 | 25434V807 | Dimensional International Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000245137 | 464288760 | iShares U.S. Aerospace & Defense ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245137 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.50%
C000245137 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000245137 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000245137 | Equities025072802
Holdings [Line Items]
Percent of Total Investments	92.70%
C000245137 | Equities14064D782
Holdings [Line Items]
Percent of Total Investments	4.80%
C000108313 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000108313 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000108313 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000108313 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000108313 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000108313 | 46637K224 | JPMorgan Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000108313 | 92189H300 | VanEck J. P. Morgan EM Local Currency Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000108313 | 78464A359 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108313 | 30254T643 | FPA New Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000108313 | 72201R585 | PIMCO Multi Sector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000108313 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	9.30%
C000108313 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000108313 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000108313 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000108313 | Fixed Income - Other78464A391
Holdings [Line Items]
Percent of Total Investments	49.00%
C000108313 | Alternative92647P654
Holdings [Line Items]
Percent of Total Investments	41.70%
C000108314 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000108314 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000108314 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000108314 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000108314 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000108314 | 46637K224 | JPMorgan Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000108314 | 92189H300 | VanEck J. P. Morgan EM Local Currency Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000108314 | 78464A359 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108314 | 30254T643 | FPA New Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000108314 | 72201R585 | PIMCO Multi Sector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000108314 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	9.30%
C000108314 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000108314 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000108314 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000108314 | Fixed Income - Other78464A391
Holdings [Line Items]
Percent of Total Investments	49.00%
C000108314 | Alternative92647P654
Holdings [Line Items]
Percent of Total Investments	41.70%
C000108315 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000108315 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000108315 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000108315 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000108315 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000108315 | 46637K224 | JPMorgan Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000108315 | 92189H300 | VanEck J. P. Morgan EM Local Currency Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000108315 | 78464A359 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108315 | 30254T643 | FPA New Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000108315 | 72201R585 | PIMCO Multi Sector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000108315 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	9.30%
C000108315 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000108315 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000108315 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000108315 | Fixed Income - Other78464A391
Holdings [Line Items]
Percent of Total Investments	49.00%
C000108315 | Alternative92647P654
Holdings [Line Items]
Percent of Total Investments	41.70%
C000108316 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000108316 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000108316 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000108316 | 74253Q416 | Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000108316 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000108316 | 46637K224 | JPMorgan Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000108316 | 92189H300 | VanEck J. P. Morgan EM Local Currency Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000108316 | 78464A359 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000108316 | 30254T643 | FPA New Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000108316 | 72201R585 | PIMCO Multi Sector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000108316 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	9.30%
C000108316 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000108316 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000108316 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000108316 | Fixed Income - Other78464A391
Holdings [Line Items]
Percent of Total Investments	49.00%
C000108316 | Alternative92647P654
Holdings [Line Items]
Percent of Total Investments	41.70%
C000207097 | 949921670 | Allspring Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000207097 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000207097 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000207097 | 67065Q699 | Nuveen Short Duration High Yield Municipal Bond, Class I
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000207097 | 693391658 | PIMCO Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000207097 | 67065Q855 | Nuveen All-American Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000207097 | 78249R123 | Russell Tax Exempt High Yield Bond Fund, Class S
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000207097 | 885215434 | Thornburg Limited Term Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000207097 | 33739P301 | First Trust Municipal High Income ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207097 | 26545806 | American High-Income Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207097 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000207097 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000207097 | Fixed Income - Other33739P301
Holdings [Line Items]
Percent of Total Investments	10.10%
C000207097 | Cash & Equivalent09248U841
Holdings [Line Items]
Percent of Total Investments	1.40%
C000207097 | Fixed Income - Other94988A734
Holdings [Line Items]
Percent of Total Investments	88.50%
C000214793 | 949921670 | Allspring Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000214793 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000214793 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000214793 | 67065Q699 | Nuveen Short Duration High Yield Municipal Bond, Class I
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000214793 | 693391658 | PIMCO Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000214793 | 67065Q855 | Nuveen All-American Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000214793 | 78249R123 | Russell Tax Exempt High Yield Bond Fund, Class S
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000214793 | 885215434 | Thornburg Limited Term Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000214793 | 33739P301 | First Trust Municipal High Income ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214793 | 26545806 | American High-Income Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214793 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000214793 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000214793 | Fixed Income - Other33739P301
Holdings [Line Items]
Percent of Total Investments	10.10%
C000214793 | Cash & Equivalent09248U841
Holdings [Line Items]
Percent of Total Investments	1.40%
C000214793 | Fixed Income - Other94988A734
Holdings [Line Items]
Percent of Total Investments	88.50%
C000207099 | 949921670 | Allspring Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000207099 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000207099 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000207099 | 67065Q699 | Nuveen Short Duration High Yield Municipal Bond, Class I
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000207099 | 693391658 | PIMCO Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000207099 | 67065Q855 | Nuveen All-American Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000207099 | 78249R123 | Russell Tax Exempt High Yield Bond Fund, Class S
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000207099 | 885215434 | Thornburg Limited Term Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000207099 | 33739P301 | First Trust Municipal High Income ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207099 | 26545806 | American High-Income Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207099 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000207099 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000207099 | Fixed Income - Other33739P301
Holdings [Line Items]
Percent of Total Investments	10.10%
C000207099 | Cash & Equivalent09248U841
Holdings [Line Items]
Percent of Total Investments	1.40%
C000207099 | Fixed Income - Other94988A734
Holdings [Line Items]
Percent of Total Investments	88.50%
C000207098 | 949921670 | Allspring Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000207098 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000207098 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000207098 | 67065Q699 | Nuveen Short Duration High Yield Municipal Bond, Class I
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000207098 | 693391658 | PIMCO Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000207098 | 67065Q855 | Nuveen All-American Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000207098 | 78249R123 | Russell Tax Exempt High Yield Bond Fund, Class S
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000207098 | 885215434 | Thornburg Limited Term Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000207098 | 33739P301 | First Trust Municipal High Income ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207098 | 26545806 | American High-Income Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207098 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000207098 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000207098 | Fixed Income - Other33739P301
Holdings [Line Items]
Percent of Total Investments	10.10%
C000207098 | Cash & Equivalent09248U841
Holdings [Line Items]
Percent of Total Investments	1.40%
C000207098 | Fixed Income - Other94988A734
Holdings [Line Items]
Percent of Total Investments	88.50%
C000207096 | 949921670 | Allspring Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000207096 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000207096 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000207096 | 67065Q699 | Nuveen Short Duration High Yield Municipal Bond, Class I
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000207096 | 693391658 | PIMCO Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000207096 | 67065Q855 | Nuveen All-American Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000207096 | 78249R123 | Russell Tax Exempt High Yield Bond Fund, Class S
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000207096 | 885215434 | Thornburg Limited Term Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000207096 | 33739P301 | First Trust Municipal High Income ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207096 | 26545806 | American High-Income Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207096 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000207096 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000207096 | Fixed Income - Other33739P301
Holdings [Line Items]
Percent of Total Investments	10.10%
C000207096 | Cash & Equivalent09248U841
Holdings [Line Items]
Percent of Total Investments	1.40%
C000207096 | Fixed Income - Other94988A734
Holdings [Line Items]
Percent of Total Investments	88.50%
C000227417 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000227417 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000227417 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000227417 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227417 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227417 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000227417 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000227417 | 46637K224 | JPMorgan Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227417 | 46654Q575 | JPMorgan Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227417 | 722005220 | PIMCO International Bond Fund Unhedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227417 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	9.40%
C000227417 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227417 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000227417 | Equity
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000227417 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	70.10%
C000227417 | Fixed Income - Other464286251
Holdings [Line Items]
Percent of Total Investments	52.20%
C000227417 | Fixed Income - Other90214Q626
Holdings [Line Items]
Percent of Total Investments	38.40%
C000227418 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000227418 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000227418 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000227418 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227418 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227418 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000227418 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000227418 | 46637K224 | JPMorgan Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227418 | 46654Q575 | JPMorgan Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227418 | 722005220 | PIMCO International Bond Fund Unhedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227418 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	9.40%
C000227418 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227418 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000227418 | Equity
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000227418 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	70.10%
C000227418 | Fixed Income - Other464286251
Holdings [Line Items]
Percent of Total Investments	52.20%
C000227418 | Fixed Income - Other90214Q626
Holdings [Line Items]
Percent of Total Investments	38.40%
C000227423 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000227423 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000227423 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000227423 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000227423 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227423 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227423 | 46434V449 | iShares MSCI International Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227423 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227423 | 46654Q575 | JPMorgan Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227423 | 25072802 | Avantis International Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227423 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	6.50%
C000227423 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227423 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000227423 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000227423 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000227423 | Fixed Income - Other94988A734
Holdings [Line Items]
Percent of Total Investments	31.60%
C000227423 | Fixed Income - Other26923G822
Holdings [Line Items]
Percent of Total Investments	61.90%
C000227422 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000227422 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000227422 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000227422 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000227422 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227422 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227422 | 46434V449 | iShares MSCI International Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227422 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227422 | 46654Q575 | JPMorgan Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227422 | 25072802 | Avantis International Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227422 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	6.50%
C000227422 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227422 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000227422 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000227422 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000227422 | Fixed Income - Other94988A734
Holdings [Line Items]
Percent of Total Investments	31.60%
C000227422 | Fixed Income - Other26923G822
Holdings [Line Items]
Percent of Total Investments	61.90%
C000227421 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000227421 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000227421 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000227421 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000227421 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227421 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227421 | 46434V449 | iShares MSCI International Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227421 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227421 | 46654Q575 | JPMorgan Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227421 | 25072802 | Avantis International Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227421 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	6.50%
C000227421 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227421 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000227421 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000227421 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000227421 | Fixed Income - Other94988A734
Holdings [Line Items]
Percent of Total Investments	31.60%
C000227421 | Fixed Income - Other26923G822
Holdings [Line Items]
Percent of Total Investments	61.90%
C000227420 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000227420 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000227420 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000227420 | 885215194 | Thornburg Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000227420 | 921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227420 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227420 | 46434V449 | iShares MSCI International Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227420 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227420 | 46654Q575 | JPMorgan Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227420 | 25072802 | Avantis International Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227420 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	6.50%
C000227420 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227420 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000227420 | Equity
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000227420 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000227420 | Fixed Income - Other94988A734
Holdings [Line Items]
Percent of Total Investments	31.60%
C000227420 | Fixed Income - Other26923G822
Holdings [Line Items]
Percent of Total Investments	61.90%
C000227426 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000227426 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000227426 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000227426 | 46434V449 | iShares MSCI International Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227426 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000227426 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227426 | 25434V781 | Dimensional International Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227426 | 25434V807 | Dimensional International Value ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227426 | 25072802 | Avantis International Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227426 | 33739P855 | First Trust Institutional Preferred Securities and Income ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227426 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	9.40%
C000227426 | Fixed Income - Other24932154
Holdings [Line Items]
Percent of Total Investments	11.70%
C000227426 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227426 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000227426 | Equity
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000227426 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000227426 | Fixed Income - Other78464A391
Holdings [Line Items]
Percent of Total Investments	78.90%
C000227425 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000227425 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000227425 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000227425 | 46434V449 | iShares MSCI International Momentum Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227425 | 922908538 | Vanguard Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000227425 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227425 | 25434V781 | Dimensional International Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227425 | 25434V807 | Dimensional International Value ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227425 | 25072802 | Avantis International Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227425 | 33739P855 | First Trust Institutional Preferred Securities and Income ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227425 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	9.40%
C000227425 | Fixed Income - Other24932154
Holdings [Line Items]
Percent of Total Investments	11.70%
C000227425 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227425 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000227425 | Equity
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000227425 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000227425 | Fixed Income - Other78464A391
Holdings [Line Items]
Percent of Total Investments	78.90%